Intangible assets, Property, plant and equipment and Right-of-use assets	6 Months Ended
Jun. 30, 2021
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Intangible assets, Property, plant and equipment and Right-of-use assets
9.
Intangible assets, Property, plant and equipment and
Right-of-use
assets
During the three months ended June 30, 2021 and June 30, 2020, the Group acquired property, plant and equipment and intangible assets in the
amount of €.1.8 million
and €1.3 million, respectively.
During the six months ended June 30, 2021 and June 30, 2020, the Group acquired property, plant and equipment and intangible assets in the amount of

€2.4 million and €3.0 million, respectively.
During the six months ended June 30, 2021, new leases and extensions to existing lease agreements resulted in an addition in right-of-use
assets and corresponding lease
liability in the amount of €1.8 million,
mainly due to the commencement of a lease agreement of rental land in Tübingen, Germany, an additional office floor in Tübingen, Germany, an additional office floor in München, Germany and a laboratory asset. The future lease payments for these lease contracts are approximately €0.3 million for the remainder of year 2021,

€1.5
 million within one to five years and €
0.1
million for fiscal years after 2025. The Group used its incremental borrowing rate (“IBR”) to calculate the initial lease liability.